Common Shareholders' Equity, Share Consolidation (Details)															0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Shares	Dec. 31, 2011 Common Shares	Dec. 31, 2012 Series A Common Shares	Dec. 31, 2011 Series A Common Shares	Jan. 24, 2012 Before Share Consolidation Common Shares TDS Parent Company	Jan. 24, 2012 Before Share Consolidation Special Common Shares TDS Parent Company	Jan. 24, 2012 Before Share Consolidation Series A Common Shares TDS Parent Company	Jan. 24, 2012 Before Share Consolidation Preferred Shares TDS Parent Company	Jan. 24, 2012 After Share Consolidation Common Shares TDS Parent Company	Jan. 24, 2012 After Share Consolidation Series A Common Shares TDS Parent Company	Jan. 24, 2012 After Share Consolidation Preferred Shares TDS Parent Company	Jan. 13, 2012 Shareholder Vote Share Consolidation Amendment	Jan. 24, 2012 Share Consolidation Amendment	Jan. 24, 2012 Share Consolidation Amendment Common Shares TDS Parent Company	Jan. 24, 2012 Share Consolidation Amendment Special Common Shares TDS Parent Company	Jan. 24, 2012 Share Consolidation Amendment Series A Common Shares TDS Parent Company
Conversion of Stock [Line Items]
Share consolidation description															These approved Charter Amendments include (a) a Share Consolidation Amendment to reclassify (i) each Special Common Share as one Common Share, (ii) each Common Share as 1.087 Common Shares, and (iii) each Series A Common Share as 1.087 Series A Common Shares, (b) a Vote Amendment to fix the percentage voting power in certain matters and (c) amendments to eliminate obsolete and inoperative provisions as more fully described in TDS’ Current Report on Form 8-K dated January 24, 2012.
Significant event, date														2012-01-13	2012-01-24
Share conversion ratio, Common shares																1.087	1
Share conversion ratio, Series A Common shares																		1.087
Common stock, shares outstanding	108,031,000	108,456,000	100,871,000	101,337,000	7,160,000	7,119,000	49,980,000	47,012,000	6,549,000		101,340,000	7,119,000
Preferred stock, outstanding shares										8,300			8,300